Purchases and other expenses - Trade payables - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Purchases and other expenses [abstract]
Extension period of payment	6 months
Impact on the change in working capital requirement	€ 526	€ 310	€ 300